SUBSEQUENT EVENTS (Details Narrative 3) - USD ($)	6 Months Ended	12 Months Ended
	Nov. 30, 2016	May 31, 2016
Rent obligation	$ 750
Employment agreement	$ 58,000
ESD [Member]
Rent obligation		$ 5,248
Employment agreement		$ 58,000